RELATED PARTY TRANSACTIONS AND BALANCES (Schedule of balances with related parties) (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Due to related parties	$ 1,340,650
Amounts owing to companies under common control [Member]
Disclosure of transactions between related parties [line items]
Due to related parties	598,847	545,857
Amounts owing to the parent of the CEO [Member]
Disclosure of transactions between related parties [line items]
Due to related parties	$ 741,803	$ 69,665